1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security	Shares	Value
Common Stocks ― 68.4%
Communication Services ― 6.4%
Alphabet Inc., Class A*	10,207	$28,389,240
Meta Platforms Inc., Class A*	38,679	8,600,662
Netflix Inc.*	18,802	7,043,041
Walt Disney Co/The*	72,254	9,910,359
Total Communication Services		53,943,302

Consumer Discretionary ― 7.0%
Amazon.com Inc.*	7,521	24,518,084
Aptiv PLC*	49,154	5,884,225
Chipotle Mexican Grill Inc.*	3,492	5,524,449
Home Depot Inc./The	32,955	9,864,420
National Vision Holdings Inc.*	112,007	4,880,145
TJX Cos. Inc.	150,686	9,128,558
Total Consumer Discretionary		59,799,881

Consumer Staples ― 5.1%
Beyond Meat Inc.*	46,215	2,232,646
Costco Wholesale Corp.	23,693	13,643,614
Darling International Inc.*	81,386	6,541,807
Estee Lauder Cos. Inc., Class A	32,294	8,794,302
PepsiCo Inc.	70,636	11,823,054
Total Consumer Staples		43,035,423

Financials ― 9.4%
Bank of America Corp.	465,219	19,176,327
Charles Schwab Corp.	192,051	16,191,820
Chubb Limited	58,287	12,467,589
CME Group Inc.	44,319	10,541,718
Hannon Armstrong Sustainable Infrastructure Capital Inc.	131,884	6,255,258
Truist Financial Corp.	272,363	15,442,982
Total Financials		80,075,694

Health Care ― 10.5%
Boston Scientific Corp.*	276,123	12,229,488
Danaher Corp.	48,348	14,181,919
Eli Lilly & Co.	40,022	11,461,100
Genmab A/S*	177,009	6,404,186
IQVIA Holdings Inc.*	54,782	12,666,146
Thermo Fisher Scientific Inc.	26,054	15,388,795
UnitedHealth Group Inc.	32,501	16,574,535
Total Health Care		88,906,169

Industrials ― 5.5%
Advanced Drainage Systems Inc.	80,849	9,605,670
Cintas Corp.	30,889	13,139,872
Eaton Corp. PLC	83,267	12,636,600
Union Pacific Corp.	42,171	11,521,539
Total Industrials		46,903,681

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)

Security			Shares	Value
Information Technology ― 20.3%
Adobe Systems Inc.*			16,922	$7,710,002
Apple Inc.			195,811	34,190,559
Autodesk Inc.			31,158	6,678,717
Broadcom Inc.			16,116	10,147,923
Intuit Inc.			19,071	9,170,100
Microsoft Corp.			112,544	34,698,440
NVIDIA Corp.			59,425	16,214,705
Palo Alto Networks Inc.			18,151	11,299,179
PayPal Holdings Inc.			47,811	5,529,342
QUALCOMM Inc.			47,005	7,183,304
Salesforce.com Inc.			43,782	9,295,794
SolarEdge Technologies Inc.			30,083	9,697,857
Visa Inc., Class A			46,468	10,305,208
Total Information Technology				172,121,130

Materials ― 0.9%
Steel Dynamics Inc.			35,455	2,958,010
Trex Co. Inc.*			77,626	5,071,307
Total Materials				8,029,317

Real Estate Investment Trusts (REITs) ― 2.1%
Crown Castle International Corp.			31,986	5,904,615
Prologis Inc.			73,866	11,927,882
Total Real Estate Investment Trusts (REITs)				17,832,497

Utilities ― 1.2%
American Water Works Co. Inc.			61,510	10,181,750
Total Utilities				10,181,750

Total Common Stocks (Cost ― $403,301,649)				580,828,844

		Maturity	Face
	Rate	Date	Amount
Asset Backed Securities ― 0.4%
World Omni Auto Receivables Trust 2021-B, A-3	0.420%	6/15/2026	$3,800,000	3,678,707
Total Asset Backed Securities (Cost ― $3,799,631)				3,678,707

Collateralized Mortgage Obligations ― 0.0%
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/2041	29,129	29,973
Total Collateralized Mortgage Obligations (Cost ― $29,456)				29,973

Corporate Bonds ― 17.4%
Communication Services ― 1.9%
Alphabet Inc.	0.450%	8/15/2025	1,500,000	1,403,686
AT&T Inc.	0.900%	3/25/2024	2,730,000	2,646,548
AT&T Inc.	4.450%	4/1/2024	425,000	437,949
AT&T Inc.	2.300%	6/1/2027	1,350,000	1,288,306
AT&T Inc.	4.350%	3/1/2029	465,000	491,771
AT&T Inc.	2.750%	6/1/2031	1,250,000	1,173,944
Comcast Corp.	3.375%	2/15/2025	210,000	213,401

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Communication Services ― 1.9% (Continued)
Comcast Corp.	5.650%	6/15/2035	$600,000	$720,192
Verizon Communications Inc.	4.329%	9/21/2028	777,000	822,393
Verizon Communications Inc.	3.875%	2/8/2029	410,000	427,057
Verizon Communications Inc.	1.750%	1/20/2031	1,325,000	1,157,237
Verizon Communications Inc.	4.500%	8/10/2033	350,000	376,513
Verizon Communications Inc.	5.250%	3/16/2037	335,000	391,490
Walt Disney Co/The	1.750%	1/13/2026	1,550,000	1,488,390
Walt Disney Co/The	2.200%	1/13/2028	3,215,000	3,065,574
Total Communication Services				16,104,451

Consumer Discretionary ― 2.7%
Amazon.com Inc.	0.250%	5/12/2023	3,650,000	3,599,739
California Endowment/The	2.498%	4/1/2051	1,700,000	1,405,577
Cintas Corp. No 2	2.900%	4/1/2022	325,000	325,000
Ford Foundation/The	2.415%	6/1/2050	1,000,000	827,085
Home Depot Inc./The	1.500%	9/15/2028	1,900,000	1,734,691
Honda Motor Co. Ltd.	2.271%	3/10/2025	6,150,000	6,056,867
Lowe's Cos. Inc.	1.300%	4/15/2028	2,100,000	1,877,666
Starbucks Corp.	2.450%	6/15/2026	250,000	244,432
Starbucks Corp.	2.250%	3/12/2030	1,255,000	1,150,513
Toyota Motor Credit Corp.	0.450%	7/22/2022	2,115,000	2,109,677
Toyota Motor Credit Corp.	1.350%	8/25/2023	740,000	731,613
Toyota Motor Credit Corp.	1.125%	6/18/2026	965,000	897,915
Whirlpool Corp.	2.400%	5/15/2031	1,775,000	1,618,389
Total Consumer Discretionary				22,579,164

Consumer Staples ― 0.5%
CVS Health Corp.	3.875%	7/20/2025	910,000	930,288
PepsiCo Inc.	3.100%	7/17/2022	390,000	390,946
PepsiCo Inc.	3.500%	3/19/2040	575,000	585,021
Walmart Inc.	1.800%	9/22/2031	2,700,000	2,457,663
Total Consumer Staples				4,363,918

Financials ― 5.1%
Affiliated Managers Group Inc.	3.300%	6/15/2030	755,000	737,157
Allstate Corp./The	1.450%	12/15/2030	1,345,000	1,164,577
Bank of America Corp.(effective 9/25/2024, US SOFR + 0.910%)(a)	0.981%	9/25/2025	1,650,000	1,564,757
Bank of America Corp.(effective 12/6/2024, US SOFR + 0.650%)(a)	1.530%	12/6/2025	4,425,000	4,238,934
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.810%)(a)	3.366%	1/23/2026	550,000	551,205
Bank of America Corp. (3M US LIBOR + 0.760%)(b)	1.586%	9/15/2026	1,602,000	1,561,040
Bank of America Corp.	4.183%	11/25/2027	525,000	536,648
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%)(a)	3.088%	1/10/2037	2,515,000	2,288,517
Bank of New York Mellon Corp./The	1.600%	4/24/2025	415,000	400,816
BlackRock Inc.	3.250%	4/30/2029	455,000	462,466
BlackRock Inc.	2.400%	4/30/2030	710,000	675,016
Boston Properties LP	4.500%	12/1/2028	1,335,000	1,404,489
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%)(a)	0.776%	10/30/2024	2,200,000	2,127,703
Citigroup Inc.	5.500%	9/13/2025	325,000	347,746
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%)(a)	1.281%	11/3/2025	690,000	657,502
Citigroup Inc. (effective 6/3/2030, US SOFR + 2.107%)(a)	2.572%	6/3/2031	1,500,000	1,377,046

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 5.1% (Continued)
Goldman Sachs Group Inc.	3.500%	11/16/2026	$1,830,000	$1,838,926
Goldman Sachs Group Inc.	2.600%	2/7/2030	1,250,000	1,161,209
Host Hotels & Resorts LP	3.375%	12/15/2029	1,600,000	1,526,725
Intercontinental Exchange Inc.	3.750%	12/1/2025	500,000	514,855
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.600%)(a)	0.653%	9/16/2024	2,000,000	1,946,790
MetLife Inc.	4.550%	3/23/2030	660,000	720,560
PNC Financial Services Group Inc.	2.200%	11/1/2024	975,000	965,126
Prudential Financial Inc.	1.500%	3/10/2026	1,570,000	1,482,050
Royal Bank of Canada	1.150%	7/14/2026	3,500,000	3,217,610
Simon Property Group LP	3.375%	12/1/2027	510,000	508,406
State Street Corp.	3.700%	11/20/2023	370,000	378,267
State Street Corp.	3.550%	8/18/2025	360,000	367,029
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%)(a)	3.031%	11/1/2034	1,000,000	958,409
TD Ameritrade Holding Corp.	2.950%	4/1/2022	975,000	975,000
Toronto-Dominion Bank	1.150%	6/12/2025	1,175,000	1,111,541
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%)(a)	1.267%	3/2/2027	2,675,000	2,483,720
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%)(a)	0.805%	5/19/2025	3,300,000	3,155,301
Total Financials				43,407,143

Health Care ― 1.7%
AbbVie Inc.	4.250%	11/14/2028	600,000	632,518
AbbVie Inc.	4.400%	11/6/2042	1,120,000	1,186,215
Amgen Inc.	3.000%	2/22/2029	3,475,000	3,417,041
Anthem Inc.	2.875%	9/15/2029	1,530,000	1,484,493
Bristol-Myers Squibb Co.	3.900%	2/20/2028	365,000	381,363
Bristol-Myers Squibb Co.	3.400%	7/26/2029	725,000	739,633
Bristol-Myers Squibb Co.	1.450%	11/13/2030	1,580,000	1,383,085
CVS Health Corp.	4.780%	3/25/2038	345,000	378,239
Evernorth Health Inc.	3.050%	11/30/2022	600,000	603,186
Gilead Sciences Inc.	1.650%	10/1/2030	1,700,000	1,496,130
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	350,945
UnitedHealth Group Inc.	2.000%	5/15/2030	1,600,000	1,476,917
UnitedHealth Group Inc.	3.500%	8/15/2039	515,000	513,165
Total Health Care				14,042,930

Industrials ― 0.8%
Archer-Daniels-Midland Co.	2.900%	3/1/2032	3,000,000	2,940,169
Johnson Controls International PLC	1.750%	9/15/2030	2,225,000	1,989,598
Xylem Inc./NY	1.950%	1/30/2028	1,785,000	1,658,290
Total Industrials				6,588,057

Information Technology ― 2.2%
Adobe Systems Inc.	2.150%	2/1/2027	850,000	825,562
Apple Inc.	2.850%	2/23/2023	575,000	580,025
Autodesk Inc.	2.400%	12/15/2031	3,775,000	3,404,319
Fortinet Inc.	1.000%	3/15/2026	2,185,000	1,993,588
Mastercard Inc.	3.300%	3/26/2027	1,350,000	1,379,485
Mastercard Inc.	1.900%	3/15/2031	4,000,000	3,706,720
Microsoft Corp.	4.200%	11/3/2035	565,000	632,591
NVIDIA Corp.	0.584%	6/14/2024	3,115,000	2,991,787

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Information Technology ― 2.2% (Continued)
QUALCOMM Inc. (3M US LIBOR + 0.730%)(b)	1.029%	1/30/2023	$340,000	$341,858
QUALCOMM Inc.	3.450%	5/20/2025	500,000	510,278
Salesforce.com Inc.	1.500%	7/15/2028	2,135,000	1,972,210
Total Information Technology				18,338,423

Materials ― 0.0%
Nutrien Ltd.	4.200%	4/1/2029	425,000	444,627
Total Materials				444,627

Real Estate Investment Trusts (REITs) ― 0.9%
Crown Castle International Corp.	1.050%	7/15/2026	2,050,000	1,857,435
Prologis LP	2.250%	4/15/2030	1,620,000	1,507,210
Prologis LP	1.250%	10/15/2030	3,000,000	2,558,319
Welltower Inc.	2.700%	2/15/2027	1,600,000	1,562,629
Total Real Estate Investment Trusts (REITs)				7,485,593

Utilities ― 1.6%
Avangrid Inc.	3.800%	6/1/2029	650,000	660,436
DTE Electric Co.	1.900%	4/1/2028	2,145,000	2,001,834
DTE Electric Co.	4.050%	5/15/2048	1,480,000	1,567,198
Duke Energy Carolinas LLC	3.350%	5/15/2022	955,000	957,576
Duke Energy Florida LLC	2.400%	12/15/2031	3,225,000	2,980,325
Georgia Power Co.	3.250%	4/1/2026	345,000	346,962
MidAmerican Energy Co.	3.650%	4/15/2029	1,375,000	1,415,159
NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	2,720,000	2,505,547
Public Service Co. of Colorado	3.200%	3/1/2050	520,000	487,253
Union Electric Co.	2.625%	3/15/2051	1,280,000	1,063,997
Total Utilities				13,986,287

Total Corporate Bonds (Cost ― $156,056,025)				147,340,593

Foreign Government Agency Issues ― 0.4%
International Bank for Reconstruction & Development	0.625%	4/22/2025	1,620,000	1,530,296
International Bank for Reconstruction & Development	3.125%	11/20/2025	930,000	947,426
International Finance Corp.	2.000%	10/24/2022	785,000	788,496
Total Foreign Government Agency Issues (Cost ― $3,327,916)				3,266,218

Mortgage Backed Securities ― 0.7%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	53,816	54,593
Gold Pool A35826	5.000%	7/1/2035	23,916	25,222
Gold Pool G08112	6.000%	2/1/2036	44,432	49,720
Gold Pool G02564	6.500%	1/1/2037	17,361	18,680
Gold Pool G08179	5.500%	2/1/2037	14,524	16,010
Gold Pool A65694	6.000%	9/1/2037	13,529	14,526
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	9	10
Pool 808156	4.500%	2/1/2035	6,509	6,762
Pool 891596	5.500%	6/1/2036	511	555
Pool 190375	5.500%	11/1/2036	2,548	2,791

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Mortgage Backed Securities ― 0.7% (Continued)
Pool 916386	6.000%	5/1/2037	$17,614	$19,520
Pool 946594	6.000%	9/1/2037	18,945	21,159
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/2034	247,096	248,282
Gold Pool MA6572	3.000%	4/20/2035	541,686	545,058
Gold Pool MA6740	2.500%	8/20/2035	862,489	856,252
Gold Pool 550763X	5.000%	12/15/2035	64,117	70,434
Gold Pool 003922M	7.000%	11/20/2036	11,912	13,693
Gold Pool MA3873	3.000%	8/20/2046	1,019,599	1,016,960
Gold Pool MA6409	3.000%	1/20/2050	612,826	609,012
Gold Pool 2020-194	1.000%	6/16/2062	2,112,284	1,914,052
Total Mortgage Backed Securities (Cost ― $5,758,897)				5,503,291

U.S. Government & Agency Obligations ― 8.3%
Federal Home Loan Bank (FHLB)	3.250%	11/16/2028	2,125,000	2,227,956
Federal Home Loan Bank (FHLB)	5.500%	7/15/2036	125,000	162,906
Federal Home Loan Mortgage Corp. (FHLMC)	6.750%	9/15/2029	115,000	148,098
Federal Home Loan Mortgage Corp. (FHLMC)	6.250%	7/15/2032	380,000	504,965
Federal National Mortgage Association (FNMA)	0.500%	11/7/2025	2,200,000	2,051,713
Federal National Mortgage Association (FNMA)	0.750%	10/8/2027	2,270,000	2,071,171
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	985,000	1,220,514
Federal National Mortgage Association (FNMA)	0.875%	8/5/2030	8,670,000	7,584,409
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	397,526
United States Treasury Bonds	7.250%	8/15/2022	780,000	799,027
United States Treasury Bonds	7.625%	11/15/2022	850,000	883,496
United States Treasury Bonds	7.125%	2/15/2023	325,000	340,477
United States Treasury Bonds	6.250%	8/15/2023	550,000	581,410
United States Treasury Bonds	7.500%	11/15/2024	1,105,000	1,248,067
United States Treasury Bonds	2.125%	11/30/2024	2,000,000	1,982,578
United States Treasury Bonds	2.500%	1/31/2025	10,300,000	10,309,254
United States Treasury Bonds	7.625%	2/15/2025	390,000	446,299
United States Treasury Bonds	6.875%	8/15/2025	100,000	114,305
United States Treasury Bonds	3.000%	10/31/2025	905,000	920,449
United States Treasury Bonds	2.625%	1/31/2026	1,625,000	1,633,506
United States Treasury Bonds	2.125%	5/31/2026	6,700,000	6,604,996
United States Treasury Bonds	6.750%	8/15/2026	90,000	105,954
United States Treasury Notes	1.500%	8/15/2026	2,110,000	2,025,270
United States Treasury Notes	6.500%	11/15/2026	135,000	158,820
United States Treasury Notes	2.000%	11/15/2026	3,375,000	3,306,445
United States Treasury Notes	6.125%	11/15/2027	675,000	804,938
United States Treasury Notes	2.250%	11/15/2027	2,200,000	2,177,656
United States Treasury Notes	2.750%	2/15/2028	1,630,000	1,657,506
United States Treasury Notes	2.875%	5/15/2028	3,500,000	3,586,338
United States Treasury Notes	5.500%	8/15/2028	335,000	395,509
United States Treasury Notes	2.875%	8/15/2028	5,300,000	5,437,572
United States Treasury Notes	3.125%	11/15/2028	2,900,000	3,023,420
United States Treasury Notes	1.500%	2/15/2030	4,670,000	4,382,595
United States Treasury Notes	3.500%	2/15/2039	573,000	657,182
United States Treasury Notes	4.375%	11/15/2039	204,000	259,570
Total U.S. Government & Agency Obligations (Cost ― $73,549,677)				70,211,897

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)

Security	Rate	Shares	Value
Short-Term Investment ― 3.9%
Fidelity Investments Money Market — Government Portfolio - Class I (c)	0.120%	32,985,179	$32,985,179
Total Short Term Investment (Cost ― $32,985,179)			32,985,179

Total Investments ― 99.5% (Cost ― $678,808,430)			843,844,702
Other Assets in Excess of Liabilities ― 0.5%			3,884,759
Total Net Assets ― 100.0%			$847,729,461

Notes:
*	Non-income producing security.
(a)	Fixed to floating rate. Effective date of change and formula disclosed.
(b)	Variable rate security. Reference rate and spread are included in the description.
(c)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
LIBOR — London Inter-Bank Offered Rate
LLC — Limited Liability Corporation
LP — Limited Partnership
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
CMT - Constant Maturity Treasury Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital
International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1919 Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$580,828,844	$-	$-	$580,828,844
Asset Backed Securities	-	3,678,707	-	3,678,707
Collateralized Mortgage Obligations	-	29,973	-	29,973
Corporate Bonds	-	147,340,593	-	147,340,593
Foreign Government Agency Issues	-	3,266,218	-	3,266,218
Mortgage-Backed Securities	-	5,503,291	-	5,503,291
U.S. Government & Agency Obligations	-	70,211,897	-	70,211,897
Total long-term investments	$580,828,844	$230,030,679	$-	$810,859,523
Short-term investments	32,985,179	-	-	32,985,179
Total investments	$613,814,023	$230,030,679	$-	$843,844,702

* See Schedule of Investments for additional detailed categorizations.